Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ 254,178	¥ 119,026	¥ (1,458,264)
Total before tax	656,734	(58,727)	1,608,342
Income tax expense (benefit)	26,413	(14,511)	444,948
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(630,321)	44,216	(1,163,394)
Equity in earnings of equity method investees—net or Other non-interest income	(398,086)	(436,583)	(355,730)
Interest income on Loans, including fees	(2,973,667)	(1,731,962)	(1,940,754)
Other non-interest expenses	(433,632)	(261,312)	(322,171)
Other non-interest income	(92,828)	(119,321)	(109,615)
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(442,780)	10,584	29,398
Income tax expense (benefit)	(127,836)	13,768	9,035
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	314,944	3,184	(20,363)
Amount reclassified out of Accumulated OCI | Net losses (gains) on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	(2,682)	(48,637)	6,410
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	359,629	47,069	6
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	8,617	(447)	(6,799)
Total before tax	(337,313)	2,015	383
Income tax expense (benefit)	(99,409)	11,268	(547)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	237,904	9,253	(930)
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(444)	(885)	(5,851)
Income tax expense (benefit)	(136)	(271)	(1,792)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	308	614	4,059
Equity in earnings of equity method investees—net or Other non-interest income	444	885	5,851
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(31,019)	12,200	(164)
Income tax expense (benefit)	(8,458)	3,143	115
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	22,561	(9,057)	279
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	(4,447)	(12,017)	(3,579)
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains—net	(1,419)	(183)	3,743
Amount reclassified out of Accumulated OCI | Net actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	9,135	17,279	28,787
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(4,952)	(4,467)	(4,267)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	79,850	(5,770)	(2,016)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(98,428)	(7,042)	(22,504)
Income tax expense (benefit)	(27,313)	(1,689)	(6,479)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	71,115	5,353	16,025
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	24,424	4,296	57,534
Income tax expense (benefit)	7,480	1,317	17,738
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(16,944)	(2,979)	(39,796)
Other non-interest expenses	0	7	27
Other non-interest income	(24,424)	(4,303)	(57,561)
Amount reclassified out of Accumulated OCI | Disposal Group Including Discontinued Operation, Gain (Loss) On Disposal
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	(28,251)	0	0
Other non-interest expenses	14,395	0	0
Amount reclassified out of Accumulated OCI | Disposal Group Including Discontinued Operation, Gain (Loss) On Disposal | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains—net	¥ 36,885	¥ 0	¥ 0